Acquisitions and Business Combinations (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about business combination [abstract]
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed
Goodwill arising from the acquisition has been recognised as follows:

	US dollar
Figures in million	2018	2017

Consideration paid	300	—
Fair value of net identifiable assets acquired	(277)	—

Goodwill	23	—

The fair values of the assets acquired and liabilities assumed are as follows:

	Previously held interest	Acquired interest[1]	Total (100%)

Figures in million	US dollar

Fair value of identifiable net assets acquired
Property, plant and equipment	46	46	92
Inventories (current)	35	35	70
Trade and other receivables (current)	2	1	3
Cash and cash equivalents	4	33	37
Provision for environmental rehabilitation	(35)	(35)	(70)
Trade and other payables (current)	(8)	(20)	(28)

	44	60	104

Less fair value of previously held interest[2]			(44)

Fair value of net identifiable assets acquired			60

[1]
Harmony acquired the legal entity which held Newcrest’s interest in Hidden Valley. This subsidiary contained certain assets and liabilities which were different to those held by Harmony with respect to its interest in Hidden Valley.

[2]
The fair value of the previously held interest equalled the carrying amount of the assets and liabilities recognised by Harmony relating to the previously held interest at the date of acquisition and no gain or loss was recognised with respect to the deemed disposal of the previously held interest.

The fair values as at the effective date are as follows:

	US dollar
Figures in million	2018	2017

Property, plant and equipment	322	—
Environmental rehabilitation trust funds	33	—
Inventories	6	—
Deferred tax liabilities	(7)	—
Provision for environmental rehabilitation	(57)	—
Retirement benefit obligation	(1)	—
KOSH decant provision (refer to note 30)	(3)	—
Leave liabilities	(12)	—
Other payables	(4)	—

Fair value of net identifiable assets acquired	277	—